Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,662,000
Previously Paid Amount	0.00
Total Fee Amount	505.72
Total Offset Amount	0.00
Net Fee	505.72
Narrative - Max Aggregate Offering Price	$ 3,662,000
Final Prospectus	true